UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
BELL, BOYD & LLOYD, LLP
70 W. MADISON ST.
SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/07

Date of reporting period:  6/30/07

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2007 (Unaudited)
Keeley Mid Cap Value Fund

Shares		Value
	COMMON STOCKS - 98.40%
	Aerospace & Defense - 1.87%
64,000	KBR, Inc. (a)	$1,678,720

	Capital Markets - 5.69%
24,000	Ameriprise Financial, Inc.	1,525,680
65,000	Janus Capital Group, Inc.	1,809,600
66,000	Jefferies Group, Inc.	1,780,680
		5,115,960
	Chemicals - 3.85%
25,500	Ashland, Inc.	1,630,725
20,500	FMC Corp.	1,832,495
		3,463,220
	Commercial Services & Supplies - 3.07%
54,500	Avis Budget Group, Inc. (a)	1,549,435
19,500	The Brink's Co.	1,206,855
		2,756,290
	Computers & Peripherals - 1.99%
34,000	NCR Corp. (a)	1,786,360

	Construction & Engineering - 11.34%
46,000	Chicago Bridge & Iron Co.	1,736,040
25,500	Foster Wheeler Ltd. (a)	2,728,245
27,000	McDermott International, Inc. (a)	2,244,240
54,000	Quanta Services, Inc. (a)	1,656,180
39,500	The Shaw Group, Inc. (a)	1,828,455
		10,193,160
	Construction Materials - 4.66%
14,000	Martin Marietta Materials, Inc.	2,268,280
24,500	Texas Industries, Inc.	1,921,045
		4,189,325
	Containers & Packaging - 3.89%
65,000	Crown Holdings, Inc. (a)	1,623,050
30,500	Temple-Inland, Inc.	1,876,665
		3,499,715
	Diversified Financial Services - 1.98%
50,500	Leucadia National Corp.	1,780,125

	Electric Utilities - 1.76%
30,500	Allegheny Energy, Inc. (a)	1,578,070

	Electrical Equipment - 3.88%
44,000	Ametek, Inc.	1,745,920
30,000	Thomas & Betts Corp. (a)	1,740,000
		3,485,920
	Energy Equipment & Services - 6.06%
22,500	FMC Technologies, Inc. (a)	1,782,450
53,500	Helmerich & Payne, Inc.	1,894,970
56,000	Tesco Corp. (a)	1,766,800
		5,444,220
	Food & Staples Retailing - 1.95%
275,000	Rite Aid Corp. (a)	1,754,500

	Hotels, Restaurants &Leisure - 3.65%
29,000	Gaylord Entertainment Co. (a)	1,555,560
47,500	Wyndham Worldwide Corp. (a)	1,722,350
		3,277,910
	Independent Power Producers & Energy Traders - 1.95%
41,000	Mirant Corp. (a)	1,748,650

	Insurance - 3.61%
81,000	Conseco, Inc. (a)	1,692,090
63,000	Covanta Holding Corp. (a)	1,552,950
		3,245,040
	IT Services - 1.90%
31,500	Fidelity National Information Services, Inc.	1,709,820

	Machinery - 15.90%
33,000	Dover Corp.	1,687,950
33,000	Harsco Corp.	1,716,000
32,000	Ingersoll-Rand Co.	1,754,240
25,000	ITT Industries, Inc.	1,707,000
33,000	Joy Global, Inc.	1,924,890
29,000	Oshkosh Truck Corp.	1,824,680
23,000	Terex Corp. (a)	1,869,900
50,000	Timken Co.	1,805,500
		14,290,160
	Media - 2.01%
51,000	Idearc, Inc.	1,801,830

	Metals & Mining - 3.68%
49,000	Commercial Metals Co.	1,654,730
36,000	Consol Energy, Inc.	1,659,960
		3,314,690
	Multiline Retail - 1.95%
82,000	Saks, Inc.	1,750,700

	Oil, Gas & Consumable Fuels - 7.34%
55,000	CNX Gas Corp. (a)	1,683,000
34,500	Pioneer Natural Resources Co.	1,680,495
33,500	Plains Exploration & Production Co. (a)	1,601,635
36,500	Quicksilver Resources, Inc. (a)	1,627,170
		6,592,300
	Road & Rail - 1.75%
42,000	Kansas City Southern (a)	1,576,680

	Semiconductor & Semiconductor Equipment - 0.83%
32,000	Cypress Semiconductor Corp. (a)	745,280

	Textiles, Apparel & Luxury Goods - 1.84%
61,000	Hanesbrands, Inc. (a)	1,648,830
	TOTAL COMMON STOCKS (Cost $69,884,691)	$88,427,475
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.20%
	Variable Rate Demand Notes - 1.20%
$1,080,900	U.S. Bank, N.A., 5.07% (b)	$1,080,900
	TOTAL SHORT TERM INVESTMENTS (Cost $1,080,900)	$1,080,900

	Total Investments (Cost $70,965,591) - 99.60%	$89,508,375
	Other Assets in Excess of Liabilities - 0.40%	358,347
	TOTAL NET ASSETS - 100.00%	$89,866,722

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
The rate shown is of June 30, 2007.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows:[1]

Cost of investments	$ 70,965,591

Gross unrealized appreciation	18,674,472
Gross unrealized depreciation	(131,688)
Net unrealized appreciation	$ 18,542,784

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal years tax federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Schedule of Investments
June 30, 2007 (Unaudited)
Keeley All Cap Value Fund

Shares		Value
	COMMON STOCKS - 98.80%
	Aerospace & Defense - 3.01%
30,000	Hexcel Corp. (a)	$632,100
11,500	Honeywell International, Inc.	647,220
24,500	KBR, Inc. (a)	642,635
		1,921,955
	Auto Components - 1.03%
19,000	The Goodyear Tire & Rubber Co. (a)	660,440

	Building Products - 2.13%
12,000	American Standard Companies, Inc.	707,760
19,500	Owens Corning (a)	655,785
		1,363,545
	Capital Markets - 6.54%
10,000	Ameriprise Financial, Inc.	635,700
37,000	Cowen Group, Inc. (a)	662,670
51,000	Epoch Holding Corp. (a)	682,890
8,500	Morgan Stanley	712,980
14,500	Stifel Financial Corp. (a)	853,905
39,000	Thomas Weisel Partners Group, Inc. (a)	649,350
		4,197,495
	Chemicals - 4.71%
10,500	Ashland, Inc.	671,475
14,500	CF Industries Holdings, Inc.	868,405
7,500	FMC Corp.	670,425
24,000	Koppers Holdings, Inc.	808,320
		3,018,625
	Commercial Services & Supplies - 0.63%
6,500	The Brink's Co.	402,285

	Computers & Peripherals - 1.05%
12,800	NCR Corp. (a)	672,512

	Construction & Engineering - 7.08%
32,000	ABB Ltd. - ADR	723,200
19,000	Chicago Bridge & Iron Co.	717,060
6,500	Foster Wheeler Ltd. (a)	695,435
24,500	Integrated Electrical Services, Inc. (a)	807,765
10,000	McDermott International, Inc. (a)	831,200
16,600	The Shaw Group Inc. (a)	768,414
		4,543,074
	Construction Materials - 1.99%
4,000	Martin Marietta Materials, Inc.	648,080
8,000	Texas Industries, Inc.	627,280
		1,275,360
	Containers & Packaging - 1.10%
11,500	Temple-Inland, Inc.	707,595

	Diversified Financial Services - 2.05%
13,500	J.P. Morgan Chase & Co.	654,075
9,000	NYSE Euronext, Inc. (a)	662,580
		1,316,655
	Electric Utilities - 0.99%
13,500	Allete, Inc.	635,175

	Electrical Equipment - 2.02%
130,000	Magnetek, Inc. (a)	669,500
13,500	Regal-Beloit Corp.	628,290
		1,297,790
	Electronic Equipment & Instruments - 1.04%
50,000	NU Horizons Electronics Corp. (a)	665,500

	Energy Equipment & Services - 4.13%
18,500	Halliburton Co.	638,250
16,500	Helix Energy Solutions Group, Inc. (a)	658,515
60,000	Omni Energy Services Corp. (a)	672,000
21,500	Tesco Corp. (a)	678,325
		2,647,090
	Food & Staples Retailing - 2.18%
20,000	CVS Corp.	729,000
105,000	Rite Aid Corp. (a)	669,900
		1,398,900
	Hotels, Restaurants & Leisure - 4.27%
9,000	Las Vegas Sands Corp. (a)	687,510
9,000	MGM Mirage (a)	742,320
12,000	Orient-Express Hotels Ltd.	640,800
18,500	Wyndham Worldwide Corp. (a)	670,810
		2,741,440
	Household Durables - 0.96%
7,500	Fortune Brands, Inc.	617,775

	Independent Power Producers & Energy Traders - 0.99%
67,500	Dynegy, Inc. (a)	637,200

	Industrial Conglomerates - 4.07%
6,000	Textron, Inc.	660,660
38,000	Tyco International Ltd.	1,284,020
23,000	Walter Industries, Inc.	666,080
		2,610,760
	Insurance - 1.00%
13,000	Unitrin, Inc.	639,340

	IT Services - 4.35%
12,500	Fidelity National Information Services, Inc.	678,500
92,700	Furmanite Corporation (a)	717,498
4,500	Mastercard, Inc.	746,415
31,000	Western Union Co.	645,730
		2,788,143
	Machinery - 13.89%
38,000	Altra Holdings, Inc. (a)	656,640
16,500	American Railcar Industries, Inc.	643,500
14,000	Crane Co.	636,300
12,500	Dover Corp.	639,375
18,000	Harsco Corp.	936,000
12,000	Ingersoll-Rand Co.	657,840
10,000	ITT Industries, Inc.	682,800
12,000	Joy Global, Inc.	699,960
25,000	L. B. Foster Co. (a)	717,000
8,500	Manitowoc Co.	683,230
17,500	Mueller Water Products, Inc. - Class B	262,500
22,000	Mueller Water Products, Inc. - Class A	375,320
8,000	Terex Corp. (a)	650,400
18,500	Timken Co.	668,035
		8,908,900
	Media - 2.11%
19,000	Idearc, Inc.	671,270
10,000	The McGraw-Hill Companies, Inc.	680,800
		1,352,070
	Metals & Mining - 9.00%
4,000	Allegheny Technologies, Inc.	419,520
26,500	AMCOL International Corp.	723,715
9,500	Chaparral Steel Co.	682,765
13,500	Cameco Corp.	684,990
19,500	Commercial Metals Co.	658,515
8,000	Haynes International, Inc. (a)	675,440
9,000	Kaiser Aluminum Corp. (a)	655,920
19,500	Titanium Metals Corp. (a)	622,050
6,000	United States Steel Corp.	652,500
		5,775,415
	Multi-Utilities - 0.97%
15,000	NRG Energy, Inc (a)	623,550

	Multiline Retail - 2.13%
18,500	Dillard's, Inc.	664,705
33,000	Saks, Inc.	704,550
		1,369,255
	Oil And Gas Field Services - 1.24%
75,000	ICO, Inc. (a)	792,750

	Oil, Gas & Consumable Fuels - 2.92%
21,000	Comstock Resources, Inc. (a)	629,370
36,000	EXCO Resources, Inc. (a)	627,840
39,000	PetroHawk Energy Corp. (a)	618,540
		1,875,750
	Paper & Forest Products - 1.03%
59,000	Domtar Corp. (a)	658,440

	Road & Rail - 2.08%
21,500	Genesee & Wyoming, Inc. (a)	641,560
6,000	Union Pacific Corp.	690,900
		1,332,460
	Semiconductor & Semiconductor Equipment - 1.05%
29,000	Cypress Semiconductor Corp. (a)	675,410

	Specialty Retail - 3.10%
32,000	PEP Boys-Manny, Moe & Jack	645,120
36,000	Rex Stores Corp. (a)	713,880
70,000	Sally Beauty Holdings, Inc.	630,000
		1,989,000
	Textiles, Apparel & Luxury Goods - 0.99%
23,500	Hanesbrands, Inc. (a)	635,205

	Trading Companies & Distributors - 0.97%
22,000	Houston Wire & Cable Co. (a)	625,020
	TOTAL COMMON STOCKS (Cost $54,755,473)	$63,371,879
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.94%
	Variable Rate Demand Notes - 0.94%
$605,400	U.S. Bank, N.A., 5.07% (b)	$605,400
	TOTAL SHORT TERM INVESTMENTS (Cost $605,400)	$605,400

	Total Investments (Cost $55,360,873) - 99.74%	$63,977,279
	Other Assets in Excess of Liabilities - 0.26%	164,448
	TOTAL NET ASSETS - 100.00%	$64,141,727

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
The rate shown is as of June 30, 2007.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows:[1]

Cost of investments	$ 55,360,873

Gross unrealized appreciation	9,021,618
Gross unrealized depreciation	(405,212)
Net unrealized appreciation	$ 8,616,406

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal years tax federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Keeley Funds, Inc.

By (Signature and Title)       /s/ John Keeley
John L. Keeley, President

Date         8/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _    /s/ John Keeley
John L. Keeley, President

Date      8/21/07

By (Signature and Title)*      /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date         8/21/07